Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Mortgages held for sale	$ 44,791	$ 47,531
Loans held for sale	1,176	873
Loans	5,916	309
MSRs (carried at fair value)	12,603	14,467
Fair Value Asset derivatives, net	27,553	21,889
Liabilities:
Fair Value Liability derivatives, net	(15,468)	(10,884)
Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	55,837	33,051
Total trading assets (excluding derivatives)	57,867	34,990
Securities available for sale	222,613	172,654
Mortgages held for sale	44,791	47,531
Loans held for sale	1,176	873
Loans	5,916	309
MSRs (carried at fair value)	12,603	14,467
Fair Value Asset derivatives, netting	(81,143)	(63,469)
Fair Value Asset derivatives, net	27,553	21,889
Other Assets, Excluding Derivatives	467	397
Total assets recorded at fair value	372,986	293,110
Liabilities:
Netting, Derivative Liabilities	89,990	70,009
Fair Value Liability derivatives, net	(15,468)	(10,884)
Total short sale liabilities	(10,832)	(9,980)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(142)	(380)
Total liabilities recorded at fair value	(26,442)	(21,244)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	92,077	68,249
Liabilities:
Total derivative liabilities	(88,614)	(63,568)
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	4,351	4,133
Liabilities:
Total derivative liabilities	(4,234)	(3,918)
Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	3,768	3,272
Liabilities:
Total derivative liabilities	(3,661)	(3,496)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	4,924	4,350
Liabilities:
Total derivative liabilities	(3,378)	(3,462)
Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	3,576	5,346
Liabilities:
Total derivative liabilities	(5,454)	(6,414)
Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	8
Liabilities:
Total derivative liabilities	(117)	(35)
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	219,196	167,465
Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	2,030	1,939
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,980	4,675
Securities available for sale	6,968	1,604
Liabilities:
Total short sale liabilities	(4,739)	(3,956)
US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,491	1,898
Securities available for sale	32,593	18,654
Liabilities:
Total short sale liabilities	(2)
Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	35,067	9,254
Securities available for sale	132,740	115,794
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	96,754	82,037
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	17,836	20,203
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	18,150	13,554
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,582	1,915
Securities available for sale	8,599	4,778
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,576	10,330
Securities available for sale	18,404	10,279
Liabilities:
Total short sale liabilities	(4,112)	(3,798)
Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,283	2,177
Securities available for sale	18,848	15,901
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	6,727	6,356
Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	932	1,110
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	11,189	8,435
Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,044	455
Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(737)	(347)
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,858	2,802
Securities available for sale	3,417	5,189
Liabilities:
Total short sale liabilities	(1,242)	(1,879)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	2,527	3,832
Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	890	1,357
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	5,024	3,483
Total trading assets (excluding derivatives)	6,871	4,299
Securities available for sale	2,552	2,883
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	0	0
Derivative Asset, Fair Value	506	561
Other Assets, Excluding Derivatives	88	38
Total assets recorded at fair value	10,017	7,781
Liabilities:
Netting, Derivative Liabilities	0	0
Total derivative liabilities	(264)	(335)
Total short sale liabilities	(4,764)	(4,528)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	(5,028)	(4,863)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	(4)	(7)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	471	511
Liabilities:
Total derivative liabilities	(229)	(259)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	35	42
Liabilities:
Total derivative liabilities	(31)	(69)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	8
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,186	938
Level 1 [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	1,847	816
Level 1 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,342	1,340
Securities available for sale	869	938
Liabilities:
Total short sale liabilities	(3,820)	(2,827)
Level 1 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Level 1 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	317	0
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,682	2,143
Securities available for sale	1,366	1,945
Liabilities:
Total short sale liabilities	(944)	(1,701)
Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	552	721
Level 1 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	814	1,224
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	48,779	26,965
Total trading assets (excluding derivatives)	48,847	27,952
Securities available for sale	188,205	147,813
Mortgages held for sale	41,381	44,226
Loans held for sale	1,176	873
Loans	5,893	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	0	0
Derivative Asset, Fair Value	105,202	79,958
Other Assets, Excluding Derivatives	135	45
Total assets recorded at fair value	390,839	300,867
Liabilities:
Netting, Derivative Liabilities	0	0
Total derivative liabilities	(100,618)	(74,527)
Total short sale liabilities	(6,068)	(5,452)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(98)	(36)
Total liabilities recorded at fair value	(106,784)	(80,015)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	91,022	67,380
Liabilities:
Total derivative liabilities	(88,164)	(62,769)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	4,351	4,133
Liabilities:
Total derivative liabilities	(4,234)	(3,917)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	2,737	2,040
Liabilities:
Total derivative liabilities	(2,797)	(2,291)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	4,873	4,257
Liabilities:
Total derivative liabilities	(3,324)	(3,351)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	2,219	2,148
Liabilities:
Total derivative liabilities	(2,099)	(2,199)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 2 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	187,521	147,035
Level 2 [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	68	987
Level 2 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,638	3,335
Securities available for sale	6,099	666
Liabilities:
Total short sale liabilities	(919)	(1,129)
Level 2 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,438	1,893
Securities available for sale	21,077	14,090
Liabilities:
Total short sale liabilities	(2)
Level 2 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	34,959	9,137
Securities available for sale	132,447	115,557
Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	96,754	82,037
Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	17,775	20,183
Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	17,918	13,337
Level 2 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 2 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,479	10,164
Securities available for sale	17,792	9,846
Liabilities:
Total short sale liabilities	(4,112)	(3,798)
Level 2 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,093	1,811
Securities available for sale	9,062	6,506
Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	86	223
Level 2 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	650	998
Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	8,326	5,285
Level 2 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,044	370
Level 2 [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(737)	(347)
Level 2 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	172	625
Securities available for sale	684	778
Liabilities:
Total short sale liabilities	(298)	(178)
Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	631	677
Level 2 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	53	101
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,034	2,603
Total trading assets (excluding derivatives)	2,149	2,739
Securities available for sale	31,856	21,958
Mortgages held for sale	3,410	3,305
Loans held for sale	0	0
Loans	23	309
MSRs (carried at fair value)	12,603	14,467
Fair Value Asset derivatives, netting	0	0
Derivative Asset, Fair Value	2,988	4,839
Other Assets, Excluding Derivatives	244	314
Total assets recorded at fair value	53,273	47,931
Liabilities:
Netting, Derivative Liabilities	0	0
Total derivative liabilities	(4,576)	(6,031)
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(44)	(344)
Total liabilities recorded at fair value	(4,620)	(6,375)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	1,055	869
Liabilities:
Total derivative liabilities	(446)	(792)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	(1)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	560	721
Liabilities:
Total derivative liabilities	(635)	(946)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	16	51
Liabilities:
Total derivative liabilities	(23)	(42)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	1,357	3,198
Liabilities:
Total derivative liabilities	(3,355)	(4,215)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	(117)	(35)
Level 3 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	30,489	19,492
Level 3 [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	115	136
Level 3 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	53	5
Securities available for sale	11,516	4,564
Liabilities:
Total short sale liabilities	0
Level 3 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	108	117
Securities available for sale	293	237
Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	61	20
Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	232	217
Level 3 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,582	1,915
Securities available for sale	8,599	4,778
Level 3 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	97	166
Securities available for sale	295	433
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	190	366
Securities available for sale	9,786	9,395
Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	6,641	6,133
Level 3 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	282	112
Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	2,863	3,150
Level 3 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	85
Level 3 [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	4	34
Securities available for sale	1,367	2,466
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,344	2,434
Level 3 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	23	32
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Total trading assets (excluding derivatives)	0	0
Securities available for sale	0	0
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	(81,143)	(63,469)
Derivative Asset, Fair Value	(81,143)	(63,469)
Other Assets, Excluding Derivatives	0	0
Total assets recorded at fair value	(81,143)	(63,469)
Liabilities:
Netting, Derivative Liabilities	89,990	70,009
Total derivative liabilities	89,990	70,009
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	89,990	70,009
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Trading Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	0	0
Netting [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Netting [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Securities Sold Not Yet Purchased [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	$ 0	$ 0